Financial instruments risk, Credit risk and Concentration of risk (Details) - Credit Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit risk [Abstract]
Average payment period of significant client	180 days
PEMEX [Member]
Concentration of risk [Abstract]
Percentage of revenue	28.00%	38.00%
CFE Energia [Member]
Concentration of risk [Abstract]
Percentage of revenue	14.00%
Grupo Celanese [Member]
Concentration of risk [Abstract]
Percentage of revenue	11.00%	13.00%
Helmsley Management [Member]
Concentration of risk [Abstract]
Percentage of revenue		6.00%
Remaining Customers [Member] | Maximum [Member]
Concentration of risk [Abstract]
Percentage of revenue	4.00%	4.00%